Pruco Life Insurance Company of New Jersey    Thomas C. Castano
                                              Assistant General Counsel
                                              Law Department

                                              Pruco Life Insurance Company
                                              of New Jersey
                                              213 Washington Street
                                              Newark, NJ 07102-2992
                                              (973) 802-4708 fax: (973) 802-9560



                                              May 5, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

       Re: Pruco Life of New Jersey Variable Contract Real Property Account (Registration No. 33-20018)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies that:

(i) its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 13, except for an extraneous reference in the index of the Pruco Life of New Jersey Variable Appreciable Life Prospectus (Registration No. 2-89780), which is no longer offered for sale; and

(ii) the text of Post-Effective Amendment No. 13 was filed electronically on April 12, 2000 (Accession No. 0000950130-00-002040).



                                   By:/s/________________
                                      Thomas C. Castano
                                      Assistant General Counsel
                                      Pruco Life Insurance Company of New Jersey